Consolidated Supplementary Insurance Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 24,619	$ 24,465	$ 16,415	$ 17,129
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	202,793	187,548	142,219
Policyholder Account Balances	217,700	210,757	138,515
Policyholder Dividends Payable	774	830	761
Unearned Revenue	2,316	2,088	2,040
Latin America [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,050	1,092	883
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	7,731	7,972	5,715
Policyholder Account Balances	6,159	6,232	4,643
Policyholder Dividends Payable	4	3	0
Unearned Revenue	514	508	416
Asia [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	9,554	8,630	1,436
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	38,528	34,220	4,240
Policyholder Account Balances	59,739	54,584	981
Policyholder Dividends Payable	53	44	0
Unearned Revenue	655	423	344
Europe, the Middle East and Africa [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,866	1,887	124
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	8,113	7,882	376
Policyholder Account Balances	14,235	14,017	1,128
Policyholder Dividends Payable	58	61	0
Unearned Revenue	103	13	16
Retail [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	11,681	12,404	13,523
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	72,238	68,871	66,403
Policyholder Account Balances	69,553	66,193	65,453
Policyholder Dividends Payable	659	722	761
Unearned Revenue	995	1,091	1,202
Group, Voluntary & Worksite Benefits [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	377	387	385
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	19,626	18,493	17,793
Policyholder Account Balances	9,273	9,676	9,486
Policyholder Dividends Payable	0	0	0
Unearned Revenue	0	0	0
Corporate Benefit Funding [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	89	62	60
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	49,858	43,832	41,830
Policyholder Account Balances	56,367	57,828	55,556
Policyholder Dividends Payable	0	0	0
Unearned Revenue	49	53	62
Corporate & Other [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2	3	4
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	6,699	6,278	5,862
Policyholder Account Balances	2,374	2,227	1,268
Policyholder Dividends Payable	0	0	0
Unearned Revenue	$ 0	$ 0	$ 0